COMMITMENTS AND CONTINGENCIES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Debt Instrument [Line Items]
Line of credit	$ 1,500,000	$ 11,500,000
Other long-term liabilities	3,663	28,501	$ 19,563
Commitments and contingencies
Hong Kong Interbank Offered Rate [Member]
Debt Instrument [Line Items]
Interest rate	2.00%
US Dollar [Member]
Debt Instrument [Line Items]
Interest rate	2.14%